Properties (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The cost of properties and related accumulated depreciation consists of the following:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Land and improvements	$105.4	$102.0
Buildings and improvements	351.9	341.8
Machinery and equipment	1,259.6	1,243.9
Returnable containers	203.2	202.2
Furniture and fixtures	277.4	309.2
Software	112.0	47.9
Natural resource properties	3.0	3.0
Construction in progress	137.7	65.2
Total properties cost	2,450.2	2,315.2
Less: accumulated depreciation	(1,020.1)	(926.5)
Net properties	$1,430.1	$1,388.7

Schedule of Ranges of Useful Economic Lives of Property, Plant, and Equipment
The following table details the ranges of the useful economic lives assigned to depreciable property, plant and equipment for the periods presented:

Useful Economic Lives as of December 31, 2011
Buildings and improvements	20 - 40 years
Machinery and equipment	3 - 25 years
Furniture and fixtures	3 - 10 years
Returnable containers	2 - 15 years
Software	3 - 5 years